Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000012164 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012164 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012164 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000012164 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012164 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000012164 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012164 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000012163 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012163 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012163 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000012163 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012163 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000012163 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012163 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%